Revenue from services provided to customers - Schedule Of Disaggregation Of Investment Banking Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disaggregation Of Investment Banking Revenue [Abstract]
Equity underwriting and distribution	¥ 30,647	¥ 13,958	¥ 30,046
Bond underwriting and distribution	23,120	25,546	22,739
Financial advisory fees	37,760	41,646	33,195
Other	17,154	22,072	15,541
Total	¥ 108,681	¥ 103,222	¥ 101,521